--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE
 PORTFOLIO
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................         5

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Schedule of Investments...........................................         7
    Statement of Assets and Liabilities...............................        17
    Statement of Operations...........................................        18
    Statements of Changes in Net Assets...............................        19
    Financial Highlights..............................................        20
    Notes to Financial Statements.....................................        21

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
  (6,765,605 Shares, Cost $91,381)++ at Value...............  $    99,116
Receivable for Fund Shares Sold.............................          116
Prepaid Expenses and Other Assets...........................           24
                                                              -----------
    Total Assets............................................       99,256
                                                              -----------

LIABILITIES:
Payables:
  Investment Securities Purchased...........................          104
  Fund Shares Redeemed......................................           12
Accrued Expenses and Other Liabilities......................           37
                                                              -----------
    Total Liabilities.......................................          153
                                                              -----------

NET ASSETS..................................................  $    99,103
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..................................   10,409,405
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      9.52
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $    98,268
Accumulated Net Investment Income (Loss)....................         (210)
Accumulated Net Realized Gain (Loss) of Investment
  Securities................................................       (6,690)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        7,735
                                                              -----------
    Total Net Assets........................................  $    99,103
                                                              ===========

--------------

++ The cost for federal income tax purposes is $99,112.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from Dimensional Emerging
    Markets Value Fund Inc..................................         $   662
                                                                     -------

EXPENSES
  Administrative Fees.......................................             161
  Accounting & Transfer Agent Fees..........................               7
  Filing Fees...............................................               6
  Shareholders' Reports.....................................               4
  Other.....................................................               2
                                                                     -------
        Total Expenses......................................             180
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................             482
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from Dimensional
    Emerging Markets Value Fund Inc.........................           1,049
  Net Realized Gain (Loss) on Investment Securities Sold....          (1,383)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          14,282
                                                                     -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          13,948
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $14,430
                                                                     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................           $   482         $  1,219
  Capital Gain Distributions Received from Dimensional
    Emerging Markets Value Fund Inc.........................             1,049            3,178
  Net Realized Gain (Loss) on Investment Securities Sold....            (1,383)          (5,003)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            14,282           (1,849)
                                                                       -------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            14,430           (2,455)
                                                                       -------         --------

Distributions From:
  Net Investment Income.....................................            (1,658)            (459)
  Net Realized Gains........................................            (3,179)            (234)
                                                                       -------         --------
        Total Distributions.................................            (4,837)            (693)
                                                                       -------         --------
Capital Share Transactions (1):
  Shares Issued.............................................            33,076           39,330
  Shares Issued in Lieu of Cash Distributions...............             4,837              693
  Shares Redeemed...........................................            (9,402)         (20,534)
                                                                       -------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            28,511           19,489
                                                                       -------         --------
        Total Increase (Decrease)...........................            38,104           16,341
NET ASSETS
  Beginning of Period.......................................            60,999           44,658
                                                                       -------         --------
  End of Period.............................................           $99,103         $ 60,999
                                                                       =======         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             3,628            4,634
    Shares Issued in Lieu of Cash Distributions.............               602               76
    Shares Redeemed.........................................            (1,056)          (2,455)
                                                                       -------         --------
                                                                         3,174            2,255
                                                                       =======         ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR        APRIL 2
                                        ENDED         ENDED        ENDED        ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999         1998
                                     -----------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $   8.43      $   8.97     $  13.67     $   8.37     $  10.00
  Period...........................
                                      --------      --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.08          0.18         0.10         0.33         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.69         (0.58)       (3.56)        5.30        (1.69)
                                      --------      --------     --------     --------     --------
  Total from Investment
    Operations.....................       1.77         (0.40)       (3.46)        5.63        (1.63)
                                      --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.23)        (0.09)       (0.11)       (0.33)          --
  Net Realized Gains...............      (0.45)        (0.05)       (1.13)          --           --
                                      --------      --------     --------     --------     --------
Total Distributions................      (0.68)        (0.14)       (1.24)       (0.33)          --
                                      --------      --------     --------     --------     --------
Net Asset Value, End of Period.....   $   9.52      $   8.43     $   8.97     $  13.67     $   8.37
                                      ========      ========     ========     ========     ========
Total Return.......................      21.86%#       (4.60)%     (28.30)%      69.99%      (16.30)%#

Net Assets, End of Period
  (thousands)......................   $ 99,103      $ 60,999     $ 44,658     $ 43,608     $ 10,969
Ratio of Expenses to Average Net
  Assets (1).......................       0.84%*        1.00%        1.04%        1.05%        1.96%*
Ratio of Net Investment Income to
  Average Net Assets...............       1.20%*        2.34%        0.76%        1.87%        3.24%*
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         20%*          19%          19%          18%          35%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(a)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-nine portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-four are presented within four separate reports, and four have not commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2002, the Portfolio owned 27% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 4
Gross Unrealized Depreciation...............................   --
                                                              ---
Net.........................................................  $ 4
                                                              ===

E. LINE OF CREDIT:

    The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2002.

    The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2002.

F. REIMBURSEMENT FEE:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

    Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES            VALUE+
                                                            ------            ------
INDONESIA -- (12.9%)
COMMON STOCKS -- (12.9%)
 *PT Apac Centretex Corporation Tbk....................        774,000  $     18,244
 *PT Asahimas Flat Glass Co., Ltd......................      5,333,500       858,540
 PT Astra Agro Lestari Tbk.............................     18,076,500     4,104,892
 *PT Astra Graphia Tbk.................................     18,779,000     1,036,416
 PT Bank Nisp Tbk......................................     10,015,000       477,881
 PT Bank Pan Indonesia Tbk.............................     42,070,000     2,781,382
 PT Berlian Laju Tanker Tbk............................     27,228,400     2,034,960
 PT Bhakti Investama Tbk...............................     15,081,500       736,977
 *PT Bimantara Citra...................................     14,614,000     4,956,914
 *PT Branta Mulia Tbk..................................        180,000        15,005
 *PT Budi Acid Jaya Tbk................................      6,410,000       128,978
 *PT Charoen Pokphand Indonesia Tbk....................     13,979,000       795,613
 *PT Ciputra Development Tbk...........................      6,561,800        82,992
 PT Dankos Laboratories................................      2,974,500       205,204
 *PT Dynaplast Tbk.....................................      2,223,000       306,719
 *PT Eterindo Wahanatama Tbk...........................      4,599,000        42,303
 *PT Ever Shine Textile Tbk............................     19,347,215       767,464
 *PT Gajah Tunggal Tbk.................................      1,488,000        47,905
 *PT Great River International.........................        745,000        35,549
 *PT Hero Supermarket Tbk..............................        220,000        37,311
 *PT Indah Kiat Pulp & Paper Corp......................     10,295,196       254,503
 *PT Indocement Tunggal Prakarsa.......................        166,000        16,701
 PT Indofood Sukses Makmur Tbk.........................        211,650        26,769
 *PT Indorama Synthetics Tbk...........................      6,104,320       526,404
 *PT International Nickel Indonesia Tbk................      1,579,500     1,089,660
 *PT Jakarta International Hotel and Development Tbk...      4,583,000       566,472
 *PT Jaya Real Property................................      2,232,000       141,149
 *PT Karwell Indonesia.................................      1,466,500        76,299
 PT Komatsu Indonesia Tbk..............................      6,049,000       730,286
 PT Lautan Luas Tbk....................................      5,614,000       213,013
 *PT Lippo Land Development Tbk........................        386,400        29,989
 *PT Makindo Tbk.......................................      1,450,000       425,137
 PT Matahari Putra Prima Tbk Foreign...................     12,852,500       960,553
 *PT Mayorah Indah.....................................      7,152,072       431,729
 PT Medco Energi International Tbk.....................     21,844,500     3,893,087
 *PT Metrodata Electronics Tbk.........................     18,582,000       427,310
 *PT Modern Photo Tbk..................................      1,266,500       101,935
 *PT Mulia Industrindo.................................      5,260,000       120,958
 *PT Mutlipolar Corporation Tbk........................      3,195,000       115,718
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................      6,342,000       149,486
 *PT Panasia Indosyntec Tbk............................        403,200         9,504
 *PT Panin Insurance Tbk...............................     13,543,000       358,148
 *PT Sari Husada Tbk...................................         36,480        60,820
 PT Selamat Sempurna Tbk...............................      1,687,000       324,900
 *PT Semen Cibinong Tbk................................        743,400        24,788
 PT Semen Gresik.......................................      8,523,091     9,652,808
 *PT Sinar Mas Agro Resources and Technology Tbk.......      1,688,580       165,029
 *PT Sunson Textile Manufacturer Tbk...................      6,012,000       231,571
 *PT Suparma Tbk.......................................        676,845         7,393
                                                            SHARES            VALUE+
                                                            ------            ------

 *PT Surya Dumai Industri Tbk..........................      5,145,000  $    266,206
 *PT Surya Toto Indonesia..............................         46,400        29,343
 PT Tempo Scan Pacific.................................      6,466,000     4,758,126
 PT Tigaraksa Satria Tbk...............................         68,400        35,391
 PT Timah Tbk..........................................      4,695,000       310,401
 *PT Tunas Ridean Tbk..................................     10,810,000       441,239
 *PT Ultrajaya Milk Industry & Trading Co..............      9,145,000       788,615
 *PT Unggul Indah Corp. Tbk............................        371,435        55,520
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $41,266,663)...................................                   47,288,209
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Indocement Tunggal Prakarsa Warrants Class C 05/02/03
   (Cost $3,467).......................................        126,672         1,384
                                                                        ------------
TOTAL -- INDONESIA
  (Cost $41,270,130)...................................                   47,289,593
                                                                        ------------
THAILAND -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......      1,753,500       873,880
 *Advance Agro Public Co., Ltd. (Foreign)..............      1,587,830       667,556
 *American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................          4,150        13,821
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......      5,334,000       592,127
 Bangkok Expressway Public Co., Ltd. (Foreign).........      4,575,300     2,010,001
 *Bangkok Land Public Co., Ltd. (Foreign)..............      1,196,200       107,927
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     12,208,000     1,816,556
 Banpu Public Co., Ltd. (Foreign)......................      1,122,000     1,139,528
 *Big C Supercenter Public Co., Ltd. (Foreign).........      1,274,800       647,358
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        370,100       410,848
 Central Pattana Public Co., Ltd. (Foreign)............        395,000       942,285
 Central Plaza Hotel Public Co., Ltd. (Foreign)........        361,500       241,207
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        750,700       374,121
 Charoen Pokphand Foods Public Co., Ltd................     11,854,940     1,568,019
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        715,900       498,813
 Hana Microelectronics Public Co., Ltd. (Foreign)......        187,000       375,426
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................      1,004,500        97,749

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 International Cosmetics Public Co., Ltd. (Foreign)....        275,500  $  1,177,779
 Kang Yong Electric Public Co., Ltd. (Foreign).........        236,200       323,573
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....        545,800       515,653
 Modernform Group Public Co., Ltd. (Foreign)...........         46,000        24,228
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................        134,300       371,130
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................      9,023,000     4,091,815
 National Petrochemical Public Co., Ltd. (Foreign).....      2,010,600     2,493,152
 *Pacific Assets Public Co., Ltd. (Foreign)............        380,000        47,569
 *Padaeng Industry Public Co., Ltd. (Foreign)..........      1,600,800       559,581
 *Pizza Public Co., Ltd. (Foreign).....................         69,448        70,533
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................        695,000       878,218
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        331,600       516,919
 Saha Pathanapibul Public Co., Ltd. (Foreign)..........        136,700       205,025
 Saha-Union Public Co., Ltd. (Foreign).................      3,025,300     1,150,425
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................      6,280,300       919,678
 *Samart Corp. Public Co., Ltd. (Foreign)..............        455,200       155,896
 Siam City Cement Public Co., Ltd. (Foreign)...........        226,535     1,273,433
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......      2,023,333     1,445,628
 Siam Food Products Public Co., Ltd. (Foreign).........         97,100       139,898
 *Siam Industrial Credit Public Co., Ltd...............      4,055,050       967,345
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         21,200        27,039
 *Standard Chartered Nakornthon Bank Public Co., Ltd.
   (Foreign)...........................................            839        65,394
 *TISCO Finance Public Co., Ltd. (Foreign).............      1,421,500       889,727
 *TPI Polene Public Co., Ltd. (Foreign)................      3,890,162     1,745,762
 *Thai Farmers Bank Public Co., Ltd. (Foreign).........      1,840,000     1,564,531
 *Thai Military Bank Public Co., Ltd. (Foreign)........      9,457,000     1,373,701
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................         29,000        64,386
 Thai Rayon Public Co., Ltd............................         16,500        54,950
 Thai Rung Union Ca-Foreign............................      5,386,250     1,526,622
 Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................        418,300       918,829
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........      1,987,600       229,158
                                                            SHARES            VALUE+
                                                            ------            ------

 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................        864,400  $    418,536
 *Vinythai Public Co., Ltd. (Foreign)..................      1,156,779       275,953
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $30,093,812)...................................                   38,859,288
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Charoen Pokphand Foods Public Co., Ltd. Warrants
   2002-2005...........................................      1,185,494             0
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 06/22/04...................................            333            30
 *Sino Thai Engineering & Construxction Public Co.,
   Ltd. Warrants 2002-2007.............................          4,240             0
 *Thai Tel & Telecommunications Public Co., Ltd.
   Warrants 09/29/06...................................         44,100         1,719
                                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        1,749
                                                                        ------------
TOTAL -- THAILAND
  (Cost $30,093,812)...................................                   38,861,037
                                                                        ------------
SOUTH KOREA -- (9.3%)
COMMON STOCKS -- (9.3%)
 *A-Nam Industrial Co., Ltd............................         24,159       115,065
 Asia Cement Manufacturing Co., Ltd....................          5,730       103,510
 BYC Co., Ltd..........................................            810        36,333
 *Bank of Pusan........................................         95,992       454,063
 *Boo Kook Securities Co., Ltd.........................         17,385        82,377
 Boram Securities Co., Ltd.............................         26,026       142,212
 CKD Bio Corp..........................................          3,109        20,259
 Cheil Industrial, Inc.................................         65,114       828,424
 *Cho Kwang Leather Co., Ltd...........................          4,860        29,529
 *Choil Aluminium Mfg. Co., Ltd........................          5,770        30,776
 Chon Bang Co., Ltd....................................          2,520        96,183
 *Chong Kun Dang.......................................         11,299        28,843
 Choong Wae Pharmaceutical.............................          6,159        40,686
 *Choongnam Spinning Co., Ltd..........................          3,573        12,239
 Chosun Refractories Co., Ltd..........................          3,320        37,907
 DPI Co., Ltd..........................................         21,500        48,395
 Dae Chang Industrial Co...............................          6,170        22,090
 Dae Dong Industrial Co., Ltd..........................          3,930        16,154
 *Daegu Bank Co., Ltd..................................        148,102       861,200
 Daehan Flour Mills Co., Ltd...........................          1,045        39,800
 Daehan Synthetic Fiber Co., Ltd.......................          2,000        28,626
 Daelim Industrial Co., Ltd............................         53,760       633,550
 Daesung Industrial Co., Ltd...........................          4,820        77,833
 *Daewoo Electronic Components Co., Ltd................         11,310        30,301
 *Daewoo Motor Sales Corp..............................         27,520       140,275
 Daishin Securities Co., Ltd...........................         55,991     1,032,001
 Dogwon Best Food Co., Ltd.............................          2,816        51,674
 Dong Ah Tire Industrial Co., Ltd......................         21,600        68,702
 Dong IL Rubber Belt Co., Ltd..........................          5,780        15,414
 Dong Wha Pharmaceutical Industries Co.................          5,167        33,543
 Dongbu Steel Co., Ltd.................................         21,798        55,999
 Dong-Il Corp..........................................          4,205       119,000
 Dongkook Industries Co., Ltd..........................          1,620        11,375
 Dongkuk Steel Mill Co., Ltd...........................        105,352       450,223
 Dongsung Chemical Industries..........................          3,770        23,982

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Dongwon Industries Co., Ltd...........................          4,163  $     40,402
 Dongwon Securities Co., Ltd...........................         82,956       542,595
 *Doosan Construction & Engineering Co., Ltd...........         38,801        80,060
 Global and Yuasa Battery..............................         11,600        22,989
 HS R&A Co., Ltd.......................................          4,980        29,242
 Han Dok Pharmaceuticals Co., Ltd......................          1,090        32,047
 Hana Bank.............................................         18,337       272,178
 Hanil Cement Manufacturing Co., Ltd...................          9,505       333,330
 Hanil Iron & Steel Co., Ltd...........................          2,700        24,002
 Hanil Securities Co., Ltd.............................         46,583       211,990
 Hanjin Shipping Co., Ltd..............................         74,836       373,521
 Hanjin Transportation Co., Ltd........................          8,950       112,408
 Hankook Caprolactam Corp..............................         16,830        41,177
 Hankook Core Co., Ltd.................................          7,001        28,263
 Hankook Cosmetics Co., Ltd............................         30,000        48,933
 Hankook Tire Manufacturing Co., Ltd...................        150,550       294,676
 Hankuk Glass Industries, Inc..........................         11,840       162,224
 Hankuk Paper Manufacturing Co., Ltd...................          3,100        61,183
 *Hansol Chemical Co., Ltd.............................         12,467        34,875
 *Hansol Paper Co., Ltd................................         45,534       249,179
 *Hansol Telecom Co., Ltd..............................          5,430        20,017
 *Hanwha Chemical Corp.................................        100,650       426,845
 Hanwha Securities Co., Ltd............................         19,500        61,307
 Heesung Cable, Ltd....................................          3,660        27,999
 Hotel Shilla, Ltd.....................................         39,640       248,930
 *Hung Chang Co., Ltd..................................          3,959         4,585
 Hwa Sung Industrial Co................................          8,300        39,261
 *Hynix Semicondutor Inc...............................         66,000        37,140
 Hyundai Cement Co., Ltd...............................          5,185        46,938
 *Hyundai Corp.........................................         53,540        65,061
 Hyundai Department Store Co., Ltd.....................         25,910       705,777
 Hyundai Fire & Marine Insurance Co., Ltd..............          7,420       271,104
 *Hyundai Heavy Industries Co., Ltd....................         51,730       985,106
 *Hyundai Merchant Marine Co., Ltd.....................        104,000       309,161
 *Hyundai Mipo Dockyard Co., Ltd.......................         12,110        54,024
 Hyundai Motor Co., Ltd................................         61,930     2,032,921
 *Hyundai Pipe Co., Ltd................................         83,740       341,473
 ISU Chemical Co., Ltd.................................          8,990        82,117
 Il Jin Electric Co., Ltd..............................         24,960        68,397
 Il Shin Spinning......................................          1,990        68,326
 *Il Yang Pharmaceutical Co., Ltd......................          6,107        21,591
 *Iljin Corp...........................................         18,000        48,004
 Inchon Iron & Steel Co., Ltd..........................        122,780       618,827
 *Jinro, Ltd...........................................         12,210        38,836
 KEC Corp..............................................          5,428       210,275
 *KP Chemical Corp.....................................          5,526             0
 *Kohap Co., Ltd.......................................         36,983        18,893
 Kolon Engineering & Construction Co., Ltd.............         25,790        57,210
 Kolon Industries, Inc.................................         21,199       111,514
 *Kolon International..................................          1,905        26,412
 *Kolon International Corp.............................         12,791       163,779
 Korea Cast Iron Pipe Co., Ltd.........................         15,038        25,939
 *Korea Exchange Bank..................................        311,068     1,869,719
 *Korea Industrial Leasing Co., Ltd....................         19,448        36,084
 Korea Iron & Steel Co., Ltd...........................         10,440        58,494
 Korea Iron & Steel Works Co., Ltd.....................          5,040        83,030
                                                            SHARES            VALUE+
                                                            ------            ------

 *Korea Line Corp......................................          9,110  $     36,183
 Korea Polyol Co., Ltd.................................          4,710        88,349
 Korea Zinc Co., Ltd...................................         17,730       318,116
 *Korean Air...........................................        120,158     1,793,318
 *Korean French Banking Corp...........................         13,000        27,778
 Korean Reinsurance Co., Ltd...........................          9,009       282,873
 *Kumho Industrial Co., Ltd............................         47,568        94,852
 Kyungbang Co., Ltd....................................          1,490        32,992
 LG Construction, Ltd..................................         65,802       609,100
 LG International Corp.................................         72,934       344,994
 LG Securities Co., Ltd................................         10,397       130,158
 Lotte Chilsung Beverage Co., Ltd......................          1,160       679,260
 Lotte Confectionary Co., Ltd..........................          1,170       596,375
 Lotte Sam Kang Co., Ltd...............................            780        82,697
 Namhae Chemical Corp..................................         71,000       128,837
 Nong Shim Co., Ltd....................................          7,275       528,052
 Oriental Fire & Marine Insurance Co., Ltd.............          8,060       100,573
 Ottogi Corporation....................................          3,230        48,207
 Poong San Corp........................................         33,530       352,758
 *Regent Securities Co., Ltd...........................        124,927       158,431
 *Rocket Electric......................................          3,460        10,356
 S-Oil Corp............................................         88,020     1,844,879
 SK Corp., Ltd.........................................        176,062     2,742,537
 Sam Pyo Foods Co., Ltd................................          3,610        15,280
 Sam Yang Corp.........................................          8,775       132,753
 Sam Yung Trading Co., Ltd.............................         13,840        19,640
 Samhwa Crown and Closure Co., Ltd.....................          3,100        23,260
 Samsung Climate Control Co., Ltd......................          7,500        34,865
 Samsung Corp..........................................        156,980     1,092,061
 Samsung Fine Chemicals................................         19,300       254,205
 Samwhan Corp. Co., Ltd................................          9,100        46,014
 Samyang Genex Co., Ltd................................          2,700        88,080
 Samyang Tong Sang Co., Ltd............................          2,820        30,703
 Samyoung Chemical Co., Ltd............................          2,820        20,423
 *Se Poong Corp........................................          2,043         2,633
 Seah Holdings.........................................          3,593        45,273
 *Seah Steel Corp......................................          6,245        88,875
 *Shin Dong-Ah Fire & Marine Insurance Co..............          5,520        17,557
 Shin Heung Securities Co., Ltd........................          9,130        33,730
 Shin Young Securities Co., Ltd........................         13,880       163,007
 Shin Young Wacoal, Inc................................            210         9,437
 *Shinmoorim Paper Manufacturing Co., Ltd..............         17,400        77,339
 Song Woun Industries Co., Ltd.........................          1,500        25,323
 *Ssangyong Cement Industry Co., Ltd...................        144,832       248,049
 Ssangyong Heavy Industy Co., Ltd......................          9,469        34,520
 *Ssangyong Motor Co...................................         65,040        32,887
 Sunkyong Industries, Ltd..............................         13,280        86,536
 *Sunkyong, Ltd........................................         95,956       935,176
 Tae Kwang Industrial Co., Ltd.........................          1,040       136,981
 Taegu Department Store Co., Ltd.......................          5,952        63,115
 Tai Han Electric Wire Co., Ltd........................         41,268       205,977
 Tai Lim Packaging Industries Co., Ltd.................          4,380        14,521
 Taihan Sugar Industrial Co., Ltd......................          3,881        35,450
 *Tong Yang Cement Corp................................         24,960        55,980
 *Tong Yang Mool San Co., Ltd..........................          4,560        13,648
 *Tongkook Corp........................................          3,794           773

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Tongyang Confectionery Co.............................          5,352  $    220,425
 *Trigem Computer, Inc.................................         47,150       449,905
 Youngone Corp.........................................         51,520        61,345
 Youngpoong Corp.......................................          1,580        63,978
 Yuhan Corp............................................          4,698       224,142
                                                                        ------------
TOTAL -- SOUTH KOREA
  (Cost $24,530,101)...................................                   34,234,454
                                                                        ------------
ISRAEL -- (9.0%)
COMMON STOCKS -- (9.0%)
 *AFCon Projects (84), Ltd.............................         10,500         6,612
 Ackerstein Industries, Ltd............................         41,800        32,338
 *Ackerstein ZVI.......................................            383         5,068
 *Ackerstein ZVI.......................................            106           318
 Africa-Israel Investments, Ltd........................          6,765       564,688
 Africa-Israel Investments, Ltd........................            150       126,857
 *Agis Industries (1983), Ltd..........................        133,300       852,151
 American Israeli Paper Mills, Ltd.....................         13,563       384,372
 *Applicom.............................................         11,900        44,166
 *Ashtrom Properties, Ltd..............................        171,400        59,322
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        145,603       828,828
 Azorim Properties, Ltd................................         82,061       136,996
 Bank Hapoalim B.M.....................................      2,389,600     3,634,147
 Bank Leumi Le-Israel..................................      3,150,950     3,836,183
 Bank of Jerusalem.....................................         71,150        39,053
 Blue Square Chain Stores Properties Investment........         33,400       397,115
 *CLAL Industries, Ltd.................................        497,096     1,784,223
 Delek Automotive Systems, Ltd.........................         77,800       160,611
 *Delek Drilling.......................................        645,428       166,881
 Delek Israel Fuel Corp., Ltd. Series C................          3,872       202,199
 Delta Galil Industries, Ltd...........................         82,000       565,105
 *Discount Mortgage Bank, Ltd..........................          3,611       211,727
 *Elbit Medical Imaging................................         71,247       362,485
 Elbit Systems, Ltd....................................         16,533       252,783
 *Elco Industries (1975)...............................         12,111        64,477
 Electra Consumer......................................         23,400       144,969
 *Electrochemical Industries (1952), Ltd...............         48,800         2,583
 *Elite Industries, Ltd................................         10,080       302,493
 *Elron Electronic Industries, Ltd.....................        101,496       906,517
 *Feuchtwanger Industries..............................          2,800        20,465
 *First International Bank of Israel...................        220,660       774,942
 *First International Bank of Israel, Ltd..............        434,800       304,689
 *Formula Systems (1985), Ltd..........................         35,400       362,517
 Granite Hacarmel Investments, Ltd.....................        142,500       181,322
 *Hadar Insurance Co., Ltd.............................         40,755       100,563
 *Ham-Let Ltd..........................................         26,300        42,300
 *IDB Bankholding Corp., Ltd...........................         75,500     1,467,936
 *IDB Development Corp., Ltd. Series A.................         87,522     1,731,969
 Israel Chemicals, Ltd.................................      1,237,000     1,202,289
 *Israel Cold Storage & Supply Co., Ltd................          7,000        22,161
 *Israel Corp. Series A................................          4,000       341,380
 Israel General Bank, Ltd..............................          4,400       116,454
 *Israel Land Development Co., Ltd.....................        120,700       351,399
 Israel Petrochemical Enterprises, Ltd.................        107,769       280,622
                                                            SHARES            VALUE+
                                                            ------            ------

 *Israel Steel Mills, Ltd..............................         97,000  $        770
 *Ituran...............................................          9,151        54,587
 *Kardan International, Ltd............................         35,000        62,421
 *Kardan Real Estate...................................          3,052         3,946
 *Knafaim-Arkia Holdings, Ltd..........................         27,312       169,594
 *Koor Industries, Ltd.................................         70,505     1,751,203
 *Leader Underwriters, Ltd.............................         70,766        80,248
 Lm Lipski.............................................          8,098        95,458
 M.A.Industries, Ltd...................................        227,355       374,927
 *Mashov Computer......................................         12,000         3,762
 *Mehadrin, Ltd........................................          6,200       101,486
 Middle East Tube Co...................................         46,200        30,099
 *Miloumor, Ltd........................................         26,800        88,172
 *Minrav Holdin........................................          2,000        46,011
 *Mivtach Shamir Holdings, Ltd.........................         26,600        82,316
 *Mul-t-lock, Ltd......................................         23,850        86,284
 *Nice Systems, Ltd....................................         50,930       654,274
 *OCIF Investments and Development, Ltd................          3,380        42,871
 *Ormat Industries, Ltd................................        271,810       416,694
 *Otzar Hashilton Hamekomi, Ltd........................          1,050        61,950
 Packer Plada, Ltd.....................................          1,677        35,166
 *Polgat Industries, Ltd. Series B.....................         21,900        21,178
 Property and Building Corp., Ltd......................          7,261       358,776
 *Red Sea Hotels, Ltd..................................         21,300        45,533
 *Scitex Corp., Ltd....................................        149,091       448,320
 *Secom................................................         60,500        36,336
 *Shekem Real Estate...................................          3,457        17,884
 *Shrem Fudim Kelner & Co., Ltd........................         28,100        80,035
 Super-Sol, Ltd. Series B..............................        191,937       614,282
 Team Computer & Systems, Ltd..........................          2,800        89,213
 *Tefahot Israel Mortgage Bank, Ltd....................        150,477     1,001,785
 *Union Bank of Israel, Ltd............................        227,856       698,158
 *Urdan Industries, Ltd................................        183,950        54,940
 *Utd Mizrahi..........................................        749,715     1,711,033
 Ytong Industries, Ltd.................................        150,550       154,785
 *Zur Shamir Insurance Co., Ltd........................         62,779        32,515
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $39,449,383)...................................                   32,983,287
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $859).........................................                          726
                                                                        ------------
TOTAL -- ISRAEL
  (Cost $39,450,242)...................................                   32,984,013
                                                                        ------------
BRAZIL -- (8.9%)
PREFERRED STOCKS -- (6.8%)
 *Acesita SA...........................................  1,630,760,696       431,955
 Aracruz Celulose SA Series B..........................      1,265,999     2,787,805
 Banco Bradesco SA.....................................    177,656,424       927,105
 Banco do Brasil SA....................................     56,145,862       321,855
 *Bradespar SA.........................................    142,577,592        36,075
 Brasil Telecom Participacoes SA.......................      1,389,166         9,584
 Brasileira de Petroleo Ipiranga.......................     83,800,000       463,816
 Caemi Mineracao e Metalurgia SA.......................      3,800,000       638,464
 Cimento Portland Itau.................................      2,600,000       441,993
 Companhia Siderurgica Paulista Cosipa CSI.............        720,000       108,166
 Confab Industrial SA..................................        360,000       345,846
 Copene-Petroquimica do Nordeste SA Series A...........      3,640,000       621,669

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Coteminas Cia Tecidos Norte de Minas..................      7,330,000  $    533,207
 Distribuidora de Produtos Petreleo Ipirangi SA........      4,000,000        36,372
 Duratex SA............................................     13,110,000       253,964
 *Embratel Participacoes SA............................      1,389,166         2,521
 Globex Utilidades SA..................................         26,000        78,120
 *Globex Utilidades SA.................................          8,076        22,350
 *Inepar SA Industria e Construcoes....................     78,960,001        19,978
 Investimentos Itau SA.................................      1,177,017       972,530
 *Itausa-Investimentos Itau SA Receipts................         30,013        24,799
 Kablin SA.............................................      2,101,531       897,291
 Lojas Americanas SA...................................     51,988,631       131,952
 Marcopolo SA..........................................        257,300       364,164
 Metalurgica Gerdau SA.................................     44,200,000       838,759
 *Paranapanema SA......................................      9,588,000         3,715
 Perdigao SA NPV.......................................        110,000       658,839
 Refinaria de Petroleo Ipiranga SA.....................     14,200,000        83,647
 Ripasa SA Papel e Celulose............................        817,000       458,653
 Sadia SA..............................................      2,208,282     1,012,713
 Siderurgica Belgo-Mineira.............................     10,362,631       965,245
 Siderurgica de Tubarao Sid Tubarao....................    110,870,000     1,275,501
 Suzano de Papel e Celulose............................        133,000       315,484
 *Suzano Petroquimica SA...............................         94,000        47,939
 Tele Celular Sul Participacoes SA.....................      1,389,166         1,648
 Tele Centro Oeste Celular Participacoes SA............      1,389,166         2,373
 Tele Leste Celular Participacoes SA...................      1,784,040           494
 *Tele Norte Celular Participacoes SA..................      1,390,958           264
 Tele Norte Leste Participacoes SA.....................      7,406,493        93,319
 Telemig Celular Participacoes SA......................      1,396,685         1,684
 Telenordeste Celular Participacoes SA.................      1,389,166         1,411
 *Telesp Celular Participacoes.........................      1,389,246         2,993
 *Trikem S.A...........................................     58,700,000       141,328
 Uniao des Industrias Petroquimicas SA Series B........      1,047,600       410,020
 Unibanco Unias de Bancos Brasileiros SA...............      3,700,000        68,194
 Usinas Siderurgicas de Minas Gerais SA................         41,925       126,797
 *Usinas Siderurgicas de Minas Gerais SA...............      6,900,000         3,819
 Vale do Rio Doce Series A.............................        239,144     7,043,519
 *Vale do Rio Doce Series B............................        239,144             0
 Votorantim Celulose e Papel SA........................     26,200,000     1,077,230
                                                                        ------------
TOTAL PREFERRED STOCKS
  (Cost $14,469,636)...................................                   25,107,169
                                                                        ------------
COMMON STOCKS -- (2.1%)
 Bahia Sul Celulose SA.................................      2,000,000       211,904
 Brasil Telecom Participacoes SA.......................     50,610,706       320,137
 Embraco SA............................................        342,000       133,855
 *Embratel Participacoes...............................     50,000,000       122,556
 Gerdau SA.............................................    228,289,980     2,797,837
 Lojas Americanas SA...................................      9,026,162        22,660
 *Polialden Petroquimica SA............................        200,000        23,404
 Siderurgica Nacional Sid Nacional.....................    151,600,000     2,894,811
 Tele Celular Sul Participacoes........................     50,433,301        53,435
 Tele Centro Oeste Celular Participacoes...............     50,291,117       168,999
                                                            SHARES            VALUE+
                                                            ------            ------

 *Tele Leste Celular Participacoes.....................     64,212,621  $     36,810
 *Tele Norte Celular Participacoes.....................     50,064,513        20,584
 Tele Norte Leste Participacoes........................     50,000,000       517,899
 Telemig Celular Participacoes.........................     50,270,644       121,232
 *Telemig Celular Particpacoes Common Receipts.........        578,557         1,395
 Telenordeste Celular Participacoes....................     50,517,828        61,513
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......        378,000        24,073
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $4,643,100)....................................                    7,533,104
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Telemig Celular Participacoes TMCP Rights 06/03/02
   (Cost $0)...........................................         16,074             0
                                                                        ------------
TOTAL -- BRAZIL
  (Cost $19,112,736)...................................                   32,640,273
                                                                        ------------
TURKEY -- (8.7%)
COMMON STOCKS -- (8.7%)
 Adana Cimento Sanayi Ticaret A.S......................     56,905,000        30,377
 *Akbank...............................................  1,463,749,105     4,059,061
 Akcansa Cimento Sanayi ve Ticaret A.S.................    139,250,000       830,219
 Aksa..................................................     94,285,968       784,381
 Aksigorta A.S.........................................     50,506,000       329,132
 Alarko Sanayii ve Ticaret A.S.........................      5,005,999       175,259
 *Alternatifbank A.S...................................     88,085,564        48,243
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................      2,607,000        14,278
 *Anadolu Anonim Turk Sigorta Sirketi..................    296,805,040       203,707
 *Anadolu Cam Sanayii A.S..............................    261,997,427       231,583
 Anadolu Gida Sanayi A.S...............................     15,504,000        36,544
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.
   Series C............................................     11,433,000        76,883
 *Arcelik A.S..........................................     87,940,800       530,406
 Bagfas Bandirma Gubre Fabrik..........................      7,420,000        93,878
 Bati Cimento A.S......................................     46,745,660       157,174
 *Bekoteknik Sanayi A.S................................     88,482,935       453,931
 Bolu Cimento Sanayi A.S...............................    148,268,762       156,754
 Borusan...............................................     23,373,000       142,592
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     66,780,000       222,222
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......      9,261,000       173,349
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    125,012,000       493,998
 *Dardanel Onentas.....................................     16,183,440         6,283
 *Dogan Sirketler Grubu Holdings A.S...................    899,842,100     1,232,062
 *Dogan Yayin Holding..................................    807,211,000     1,482,969
 *Doktas...............................................     19,200,000        29,949
 *Eczacibasi Ilac......................................     45,196,480       269,465
 *Eczacibasi Yapi Gere.................................      9,275,000       147,891
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    174,141,500     1,810,892
 *Finansbank...........................................    842,827,208       420,698
 Goltas Cimento........................................      7,768,000        39,313
 *Gubre Fabrikalari Ticaret A.S........................      3,249,000        24,213
 *Gunes Sigorta A.S....................................    160,272,000       163,889
 *Hurriyet Gazette.....................................    561,799,292     1,557,902

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 *Ihlas Finans Kurumu..................................     13,500,000  $          0
 *Ihlas Holding........................................     23,504,000        19,553
 *Is Gayrimenk.........................................    932,191,400       555,779
 *Izmir Demir Celik....................................    230,946,541       158,506
 Kartonsan.............................................      1,000,000        32,583
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     31,095,000       107,785
 Mardin Cimento........................................     34,252,500       104,483
 Marshall Boya ve Vernik Sanayii A.S...................      3,571,000        64,367
 *Medya Holdings A.S. Series C.........................     33,508,000       160,286
 *Milliyet Gazetecilik A.S.............................     26,634,000        40,160
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     29,560,320        20,698
 *Net Holding A.S......................................    123,098,207        61,445
 *Net Turizm Ticaret ve Sanayi.........................     92,089,000        60,011
 Netas Northern Electric Telekomunikasyon A.S..........     24,805,400       421,319
 *Pinar Entegre et ve Yem Sanayii A.S..................     21,496,500        17,511
 Pinar Sut Mamulleri Sanayii A.S.......................     20,146,500        30,378
 *Raks Elektroniks A.S.................................      5,859,000        11,373
 *Sabah Yayincilik A.S.................................     31,938,000        84,138
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     37,099,827       123,456
 *Sasa Suni ve Sentetik Elyat Sanayi A.S...............     42,936,000       349,751
 *Sistemieri Sanayi ve Ticaret A.S.....................         31,000        24,285
 Tat Konserve..........................................     38,954,649       172,838
 *Tekstil Bankasi A.S..................................    117,686,284        51,400
 Ticaret ve Sanayi A.S.................................     11,699,998        20,075
 Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S....      5,388,750         8,779
 *Tofas Turk Otomobil Fabrikasi A.S....................    206,386,472       636,708
 Trakya Cam Sanayii A.S................................    423,366,199     1,115,318
 *Turk Demir Dokum Fabrikalari.........................     74,199,768       138,888
 *Turk Dis Ticaret Bankasi A.S.........................    570,999,980       380,020
 *Turk Siemens Kablo ve Elektrik Sanayi A.S............      3,780,000        26,205
 *Turk Sise ve Cam Fabrikalari A.S.....................    804,161,271       766,558
 *Turkiye Garanti Bankasi A.S..........................  1,519,574,583     2,633,668
 *Turkiye Is Bankasi A.S. Series C.....................    713,397,000     3,066,352
 USAS (Ucak Servisi A.S.)..............................         30,000        38,892
 *Unye Cimento Sanayi ve Ticaret A.S...................     13,985,761        14,544
 *Uzel Makina Sanayi A.S...............................     98,982,000       161,259
 *Vestel Elektronik Sanayi Ticaret A.S.................    223,134,000       440,869
 *Yapi ve Kredi Bankasi A.S............................  1,405,653,434     3,459,438
 *Yasas A.S............................................     12,825,750        12,448
 *Yatak ve Vorgan Sanayi ve Ticaret Yatas..............      6,552,000         6,246
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $26,186,462)...................................                   32,027,869
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ihlas Holdings Rights 06/13/02
   (Cost $31,789)......................................     11,752,000         3,259
                                                                        ------------
TOTAL -- TURKEY
  (Cost $26,218,251)...................................                   32,031,128
                                                                        ------------
                                                            SHARES            VALUE+
                                                            ------            ------

MALAYSIA -- (8.6%)
COMMON STOCKS -- (8.6%)
 *A&M Realty Berhad....................................        151,000  $     46,095
 ACP Industries Berhad.................................        108,000        93,789
 AMMB Holdings Berhad..................................        521,636       669,890
 APM Automotive Holdings Berhad........................         99,750        90,825
 *Advance Synergy Berhad...............................        249,000        34,401
 Affin Holdings Berhad.................................      1,000,500       339,643
 *Aluminum Co. of Malaysia.............................        250,000        78,947
 Ancom Berhad..........................................        115,000        38,888
 Ann Joo Resources Berhad..............................         80,000        21,474
 Antah Holding Berhad..................................        306,000        37,847
 *Arab Malaysia Corp. Berhad...........................        775,000       299,803
 Arab Malaysia Finance Berhad..........................        207,000       285,987
 Arab Malaysian Development Berhad.....................        309,000        30,087
 *Asas Dunia Berhad....................................        122,000        21,189
 *Asia Pacific Land Berhad.............................        700,000        58,026
 Asiatic Development Berhad............................        548,000       206,221
 Austral Enterprises Berhad............................        169,000       152,100
 Ayer Hitam Planting Syndicate Berhad..................         27,000        20,818
 Bandar Raya Developments Berhad.......................        568,000       219,726
 Batu Kawan Berhad.....................................        154,000       195,337
 *Berjaya Capital Berhad...............................        163,000        33,029
 *Berjaya Group Berhad.................................      1,247,000        78,758
 Berjaya Land Berhad...................................        638,000       238,410
 Bimb Holdings Berhad..................................        598,000       223,463
 Bolton Properties Berhad..............................        145,000        43,882
 *Boustead Holdings Berhad.............................        293,000       163,463
 Cahya Mata Sarawak Berhad.............................        460,000       290,526
 *Camerlin Group Berhad................................        208,000        79,368
 Chin Teck Plantations Berhad..........................         81,000        98,905
 *Cold Storage (Malaysia) Berhad.......................         80,000        13,789
 Commerce Asset Holding Berhad.........................        552,000     1,212,947
 Cycle & Carriage Bintang Berhad.......................         95,000       129,375
 DMIB Berhad...........................................        222,000        64,263
 DNP Holdings Berhad...................................        166,000        32,763
 *Damansara Realty Berhad..............................        391,000        17,492
 Datuk Keramik Holdings Berhad.........................        127,000        14,037
 Diversified Resources Berhad..........................      1,100,200       703,549
 Edaran Otomobil Nasional Berhad.......................        264,000       764,211
 *Europlus Berhad......................................        194,000        35,482
 *Faber Group Berhad...................................        170,300        17,478
 Far East Holdings Berhad..............................         59,400        34,546
 Federal Flour Mills Berhad............................        102,000       136,895
 *General Corp. Berhad.................................        178,000        27,168
 Genting Berhad........................................        112,500       444,079
 Golden Hope Plantations Berhad........................      1,157,000     1,023,032
 *Golden Plus Holdings Berhad..........................        201,000        45,489
 *Grand United Holdings Berhad.........................        208,000        49,263
 *Gula Perak Berhad....................................        250,000        75,000
 Guthrie Ropel Berhad..................................        148,000       118,400
 Hap Seng Consolidated Berhad..........................        380,000       236,000
 Highlands and Lowlands Berhad.........................        654,000       492,221
 Hong Leong Credit Berhad..............................        609,521     1,299,242
 Hong Leong Industries Berhad..........................        261,000       422,408
 *Hong Leong Properties Berhad.........................        784,000       169,179
 Hume Industries (Malaysia) Berhad.....................        289,000       460,118
 *Hwang-DBS (Malaysia) Berhad..........................        193,000       103,103
 IGB Corp. Berhad......................................        742,000       186,476
 IJM Corp. Berhad......................................        511,000       726,158

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CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 *Idris Hydraulic (Malaysia) Berhad....................        484,000  $     13,374
 *Igb Corp. Berhad Issue A.............................        277,500        62,803
 *Innovest Berhad......................................        228,000        21,000
 *Insas Berhad.........................................        664,000        93,484
 Island & Peninsular Berhad............................        269,000       167,063
 *Jasa Megah Industries Berhad.........................        197,000        56,508
 Jaya Tiasa Holdings Berhad............................        235,000       135,434
 *Johan Holdings Berhad................................        228,000        19,500
 Johor Port Berhad.....................................        323,000       129,200
 *Johore Tenggara Oil Palm Berhad......................         97,000        33,950
 *KIG Glass Industrial Berhad..........................        260,000        35,237
 Kamunting Corp. Berhad................................        581,000       106,262
 Keck Seng (Malaysia) Berhad...........................        188,000        65,800
 Kejora Harta Berhad...................................        117,000        20,013
 Kian Joo Can Factory Berhad...........................         96,000        93,474
 Kim Hin Industry Berhad...............................        203,000        93,487
 Kuala Lumpur Kepong Berhad............................        117,000       207,829
 Kuala Sidim Berhad....................................        145,000       157,974
 *Kub Malaysia Berhad..................................        958,000       189,079
 Kulim Malaysia Berhad.................................        181,000       119,079
 *Kumpulan Emas Berhad.................................        339,000        48,174
 *Land - General Berhad................................        754,000        73,416
 Landmarks Berhad......................................        636,000       102,932
 *Leader Universal Holdings Berhad.....................        427,333        73,659
 *Leong Hup Holdings Berhad............................        286,000        76,768
 *Lien Hoe Corp. Berhad................................        158,250        15,617
 Lingui Development Berhad.............................        570,000       166,500
 Lion Land Berhad......................................        462,375        35,286
 *MBF Holdings Berhad..................................        837,000        45,154
 MBM Resources Berhad..................................         86,000       126,737
 MUI Properties Berhad.................................        724,000        81,926
 Malayan Banking Berhad................................        196,000       464,211
 Malayan Cement Berhad.................................         67,500        16,520
 Malayawata Steel Berhad...............................        233,000        96,266
 *Malaysia Building Society Berhad.....................        263,000        34,951
 Malaysia Industrial Development Finance Berhad........        743,000       193,571
 Malaysia Mining Corp. Berhad..........................      1,204,000       896,663
 *Malaysian Airlines System Berhad.....................      1,003,000     1,050,511
 Malaysian Mosaics Berhad..............................        429,000       137,732
 *Malaysian Plantations Berhad.........................        394,000       141,010
 *Malaysian Resources Corp. Berhad.....................      1,126,333       409,037
 *Malaysian Tobacco Co. Berhad.........................        149,000       149,784
 Maruichi Malaysia Steel Tube Berhad...................         92,000       147,684
 Matsushita Electric Co. (Malaysia) Berhad.............         26,400       122,274
 *Mega First Corp. Berhad..............................        448,000        74,274
 Metrojaya Berhad......................................        105,000        28,461
 *Metroplex Berhad.....................................        817,000        47,300
 Muda Holdings Berhad..................................        237,000        40,851
 Muhibbah Engineering Berhad...........................        119,000        31,942
 *Mulpha International Berhad..........................      1,561,000       219,772
 *Multi-Purpose Holdings Berhad........................      1,344,000       477,474
 *Naluri Berhad........................................        676,000       241,937
 *New Straits Times Press (Malaysia) Berhad............        154,000       255,316
 Northport Corporation Berhad..........................        105,000        64,934
 Nylex (Malaysia) Berhad...............................        219,500        43,900
 OSK Holdings Berhad...................................        592,666       274,498
 *Olympia Industries Berhad............................        122,000         4,013
                                                            SHARES            VALUE+
                                                            ------            ------

 Oriental Holdings Berhad..............................        700,016  $    733,175
 *Oriental Interest Berhad.............................        170,000        65,316
 PJ Development Holdings Berhad........................        529,000        80,046
 Pacific & Orient Berhad...............................         42,000        26,361
 *Pan Pacific Asia Berhad..............................        100,000         4,671
 *Paracorp Berhad......................................        252,000        54,379
 Paramount Corp. Berhad................................         73,000        32,178
 Peladang Kimia Berhad.................................         25,000         7,105
 Perlis Plantations Berhad.............................        705,333       720,182
 Pernas International Holdings Berhad..................        757,000       205,187
 Perusahaan Otomobil Nasional Berhad...................        781,000     2,199,132
 Phileo Allied Berhad..................................        485,000       216,974
 *Pica (M) Corp. Berhad................................        204,000        13,958
 Pilecon Engineering Berhad............................        210,000        14,921
 *Prime Utilities Berhad...............................         46,000        24,211
 *Promet Berhad........................................        140,000        10,684
 Public Finance Berhad.................................        386,000       741,526
 RHB Capital Berhad....................................        123,000        71,858
 RHB Sakura Merchant Bankers Berhad....................          6,150         5,341
 Road Builders (Malaysia) Holdings Berhad..............        162,000       234,474
 SCB Developments Berhad...............................        120,000       154,737
 SP Settia Berhad......................................        162,800       149,090
 Sanda Plastics Industries Berhad......................        102,000        17,716
 Sarawak Enterprise Corp. Berhad.......................      1,510,000       540,421
 Sarawak Oil Palms Berhad..............................         93,000        36,710
 *Scientex, Inc. Berhad................................        116,000        58,000
 Selangor Dredging Berhad..............................         84,000         9,284
 Selangor Properties Berhad............................        402,000       212,637
 Shell Refining Co. Federation of Malaysia Berhad......         48,000        46,358
 *Silverstone Berhad...................................          6,930             0
 Sime Darby Berhad (Malaysia)..........................        355,980       491,814
 Southern Acids (Malaysia) Berhad......................         44,000        22,289
 Southern Bank Berhad (Foreign)........................        574,250       335,483
 *Southern Steel Berhad................................        330,000        79,895
 Sunrise Berhad........................................        134,000        51,484
 *Sunway City Berhad...................................        294,000        81,624
 *Sunway Holdings, Inc. Berhad.........................        394,000        62,210
 Ta Enterprise Berhad..................................      1,772,000       410,358
 Talam Corp. Berhad....................................        152,000        40,400
 Tan & Tan Developments Berhad.........................        374,000        99,405
 Tan Chong Motor Holdings Berhad.......................        665,000       260,750
 *Tekala Corp. Berhad..................................        111,000        23,953
 *Tiong Nam Transport Holdings Berhad..................         52,000        26,000
 *Tongkah Holdings Berhad..............................         84,000         2,984
 Tradewinds (Malaysia) Berhad..........................        189,000       103,453
 *Tronoh Mines Malaysia Berhad.........................         48,000        38,779
 UMW Holdings Berhad...................................        380,666       836,463
 Uniphone Telecommunications Berhad....................        116,000        42,432
 United Malacca Rubber Estates Berhad..................        102,000       127,232
 *United Merchant Group Berhad.........................        307,000        99,371
 United Plantations Berhad.............................        112,000       120,842
 Warisan TC Holdings Berhad............................         33,250        24,850

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Worldwide Holdings Berhad.............................        136,000  $     60,126
 Yeo Hiap Seng (Malaysia) Berhad.......................         59,000        30,432
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $23,208,677)...................................                   31,735,926
                                                                        ------------
PREFERRED STOCKS -- (0.0%)
 *ICPS 2002/2007 Preferred Shares
   (Cost $17,546)......................................        187,000        29,772
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Camerlin Group Berhad Rights 07/04/02................        104,000             0
 *Hong Leong Industries Berhad Rights 06/24/02.........        261,000             0
                                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                            0
                                                                        ------------
TOTAL -- MALAYSIA
  (Cost $23,226,223)...................................                   31,765,698
                                                                        ------------
MEXICO -- (8.5%)
COMMON STOCKS -- (8.5%)
 *Altos Hornos de Mexico S.A...........................        118,000             0
 Apasco S.A. de C.V....................................        172,000     1,101,851
 *Cintra S.A. de C.V...................................         85,000        35,011
 *Consorcio Hogar S.A. de C.V. Series B................         27,000         7,796
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................      2,913,000     2,110,291
 *Corporacion Geo S.A. de C.V. Series B................        345,700       769,204
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................        399,505       948,874
 Desc S.A. de C.V. Series B............................      3,969,800     2,485,580
 El Puerto de Liverpool S.A. Series 1..................         20,000        25,769
 El Puerto de Liverpool S.A. Series C1.................        328,600       459,268
 *Empaques Ponderosa S.A. de C.V. Series B.............         90,000        11,177
 *Empresas ICA Sociedad Controladora S.A. de C.V.......      1,974,600       623,279
 *Empresas la Moderna S.A. de C.V. Series A............      1,076,185       835,318
 Fomento Economico Mexicano Series B & D...............        488,000     2,046,412
 *Gruma S.A. de C.V. Series B..........................        774,950       922,307
 *Grupo Carso S.A. de C.V. Series A-1..................        271,000       841,384
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....        666,000       496,261
 Grupo Corvi S.A. de C.V. Series L.....................        284,000        69,070
 *Grupo Financiero del Norte S.A. Series C.............        650,000     1,658,189
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................            478             0
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................         81,826             0
 *Grupo Financiero Inbursa S.A. de C.V. Series O.......         28,365        30,383
 *Grupo Gigante S.A. de C.V. Series B..................        319,920       262,554
                                                            SHARES            VALUE+
                                                            ------            ------

 Grupo Herdez S.A. de C.V. Series B....................        319,000  $    141,959
 *Grupo Industrial Alfa S.A. Series A..................      1,625,264     3,094,892
 Grupo Industrial Maseca S.A. de C.V. Series B.........      1,531,900       651,592
 Grupo Industrial Saltillo S.A. de C.V. Series B.......        339,000       692,198
 *Grupo Iusacell S.A. de C.V. Series V.................      2,870,000       712,848
 *Grupo Posadas S.A. de C.V. Series L..................        356,000       202,636
 *Grupo Tribasa S.A. de C.V............................        145,000             0
 *Hylsamex S.A. de C.V. Series B.......................        237,100       278,504
 Industrias Bachoco S.A. de C.V. (Certificate
   Representing Series B and Series L).................         95,000       157,307
 Industrias Penoles S.A. de C.V........................        877,200     2,251,407
 *Industrias S.A. de C.V. Series B.....................         93,000       223,293
 *Jugos del Valle S.A. de C.V. Series B................        140,900       430,167
 Nueva Grupo Mexico SA de CV Series B..................      1,711,200     3,063,731
 *Pepsi-Gemex S.A. de C.V..............................        322,013       534,875
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................         50,400        31,296
 *Tubos de Acero de Mexico S.A.........................        898,000     1,691,420
 *Vitro S.A............................................        920,400     1,200,192
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $30,353,486)...................................                   31,098,295
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Mexican Peso
   (Cost $0)...........................................                            0
                                                                        ------------
TOTAL -- MEXICO
  (Cost $30,353,486)...................................                   31,098,295
                                                                        ------------
HUNGARY -- (4.6%)
COMMON STOCKS -- (4.6%)
 Danubius Hotel & Spa RT...............................        116,034     1,880,317
 *Fotex First Hungarian-American Photo Service Co......      2,335,273     1,423,611
 *Globus Konzer........................................         48,143       631,551
 Magyar Olay-Es Gazipari RT............................        162,471     3,181,328
 *Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)...         84,611       417,863
 *North American Business Industries RT................         82,471     1,431,892
 *Pannonplast P.L.C....................................        138,882     1,181,547
 Primagaz Hungaria Co., Ltd............................         49,156       212,418
 Raba Hungarian Railway Carriage & Machine Works.......        383,739     2,139,441
 *Synergon Information Systems Ltd., Budapest..........        247,161       616,040
 *Tiszai Vegyi Kombinat RT.............................        198,198     2,791,186
 *Zalakeramia, Ltd.....................................        176,789     1,050,443
                                                                        ------------
TOTAL -- HUNGARY
  (Cost $17,588,048)...................................                   16,957,637
                                                                        ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
CHILE -- (4.3%)
COMMON STOCKS -- (4.2%)
 Banco de Credito e Inversiones SA Series A............         54,733  $    440,583
 Banmedica SA..........................................        347,000        79,353
 CAP SA (Compania de Aceros del Pacifico)..............        100,000        70,130
 COPEC (Cia de Petroleos de Chile).....................        947,488     3,380,132
 CTI SA (Cia Tecno Industrial).........................      4,900,000        73,209
 Cementos Bio-Bio S.A..................................         47,327        42,931
 Cervecerias Unidas SA.................................        143,000       425,123
 Consumidores de Gas de Santiago SA....................        103,000       452,245
 Empresa Nacional de Electricidad SA...................      2,009,503       572,894
 Empresa Nacional de Telecomunicaciones SA.............         49,000       315,248
 Empresas Iansa SA.....................................      4,994,997       243,685
 *Enersis SA...........................................      3,407,242       529,843
 Forestal Terranova SA.................................        147,795        80,891
 Industrias Forestales Inforsa SA......................      1,749,264       218,682
 *Madeco Manufacturera de Cobre SA.....................      1,194,560        89,238
 Maderas y Sinteticos SA...............................      1,295,762       416,843
 Manufacturera de Papeles y Cartones SA................        282,547     2,724,553
 Minera Valparaiso SA..................................          7,500        40,717
 Parque Arauco S.A.....................................        455,207       111,038
 Sociedad Industrial Pizarreno SA......................         63,000        38,419
 Sociedad Quimica y Minera de Chile SA Series A........         43,364       119,000
 Sociedad Quimica y Minera de Chile SA Series B........        945,090     2,218,901
 Sud Americana de Vapores SA...........................        410,000       175,019
 Telecomunicaciones de Chile SA Series A...............        350,000     1,216,544
 Telecomunicaciones de Chile SA Series B...............        372,166       992,931
 Vina de Concha y Toro SA..............................        350,000       240,518
 Vina Sta Carolina SA Series A.........................        163,489        32,901
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $17,189,575)...................................                   15,341,571
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Chilean Pesos
   (Cost $318,197).....................................                      321,833
                                                                        ------------
TOTAL -- CHILE
  (Cost $17,507,772)...................................                   15,663,404
                                                                        ------------
POLAND -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Amica Wronki SA......................................         37,993       359,454
 *Bank Przemyslowo Handlowy Pbk........................          9,050       671,460
 *Big Bank Gdanski SA..................................      2,399,724     2,264,415
 *Bre Bank SA..........................................         50,421     1,619,409
 *Budimex SA...........................................         66,643       534,276
 Debica SA.............................................        178,183     1,796,705
 *Farmacol SA..........................................         18,486       138,997
 Frantschach Swiecie SA................................        180,914     1,355,795
 *Huta Ferrum SA.......................................         43,319        20,492
 Impexmetal SA.........................................         56,975       104,262
 Kredyt Bank SA........................................        195,796       909,155
                                                            SHARES            VALUE+
                                                            ------            ------

 *Kutnowskie Zaklady Farmaceutyczne Polfa SA...........          1,071  $     34,132
 Lentex SA.............................................         36,530       150,978
 Mostostal Export SA...................................        654,595       378,108
 *Mostostal Warszawa SA................................         46,235       120,869
 *Mostostal Zabrze Holding SA..........................        140,376       163,916
 *Orbis SA.............................................        250,198     1,389,134
 Polifarb Cieszyn Wroclaw SA...........................        663,192       924,662
 Przedsiebiorstwo Farmaceutyczne JELFA SA..............         99,415     1,165,811
 *Raciborska Fabryka Kotlow SA.........................        245,118       311,244
 *Sokolowskie Zaklady Miesne SA........................        640,373       366,705
 *Stalexport SA........................................        187,618       122,386
 *Zaklady Metali Lekkich Kety SA.......................         61,974       696,290
                                                                        ------------
TOTAL -- POLAND
  (Cost $14,924,973)...................................                   15,598,655
                                                                        ------------
PHILIPPINES -- (3.9%)
COMMON STOCKS -- (3.9%)
 Aboitiz Equity Ventures, Inc..........................      5,782,000       267,358
 Alaska Milk Corp......................................      7,953,000       385,181
 *Alsons Consolidated Resources, Inc...................     16,904,000        43,799
 *Bacnotan Consolidated Industries, Inc................      1,696,970       287,488
 *Belle Corp...........................................     41,361,000       346,232
 *Cebu Holdings, Inc...................................      7,763,250        54,155
 *Digital Telecommunications (Philippines), Inc........     65,200,000     1,052,592
 *Fil-Estate Land, Inc.................................      3,196,340        14,015
 *Filinvest Development Corp...........................      5,283,500       145,321
 *Filinvest Land, Inc..................................     44,684,000     2,493,661
 *Guoco Holdings (Philippines), Inc....................     14,400,000        41,616
 International Container Terminal Services, Inc........      3,112,000       161,265
 Kepphil Shipyard, Inc.................................      9,725,165        70,749
 *Kuok Philippine Properties, Inc......................      4,300,000         7,713
 *Megaworld Properties & Holdings, Inc.................     86,325,000     1,359,224
 Metro Bank and Trust Co...............................        349,020       264,339
 *Metro Pacific Corp...................................    167,120,000     1,099,182
 *Mondragon International Philippines, Inc.............      2,464,000        10,804
 *PDCP Development Bank................................        409,000        15,162
 *Petron Corp..........................................     15,160,000       555,961
 *Philippine National Bank.............................      1,349,000       793,161
 *Philippine National Construction Corp................        398,900        22,420
 *Philippine Realty & Holdings Corp....................     20,930,000        26,072
 Philippine Savings Bank...............................      1,095,390       589,467
 *Pryce Properties Corp................................      4,330,000         8,630
 RFM Corp..............................................      2,488,200        63,478
 Robinson's Land Corp. Series B........................     16,019,000       619,390
 SM Development Corp...................................     21,996,400       390,183
 *Security Bank Corp...................................      2,713,200       757,072
 *Solid Group, Inc.....................................     19,668,000       143,080
 *Soriano (A.) Corp....................................     20,195,000       247,541
 *Southeast Asia Cement Holdings, Inc..................     42,885,880        51,285
 Union Bank of the Philippines.........................        387,100       183,237
 Universal Robina Corp.................................     15,073,300     1,321,869

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 *Urban Bank, Inc......................................         14,950  $          0
 William, Gothong & Aboitiz, Inc.......................     10,114,000       443,479
                                                                        ------------
TOTAL -- PHILIPPINES
  (Cost $27,814,492)...................................                   14,336,181
                                                                        ------------
ARGENTINA -- (1.6%)
COMMON STOCKS -- (1.6%)
 *Acindar Industria Argentina de Aceros SA Series B....      2,261,067       151,076
 *Alpargatas SA Industrial y Comercial.................          6,363             0
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        370,894       171,069
 *Banco del Sud Sociedad Anonima Series B..............        310,563        32,520
 *Banco Frances del Rio de la Plata SA.................        178,000        86,537
 *Banco Suquia SA......................................        327,868        20,640
 *Capex SA Series A....................................        131,575       121,373
 *Celulosa Argentina SA Series B.......................         10,843         2,298
 *Central Costanera SA Series B........................        261,000        55,311
 *Central Puerto SA Series B...........................        161,000         9,634
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        535,252       286,910
 *DYCASA SA (Dragados y Construcciones Argentina)
   Series B............................................         55,000         9,324
 *Garovaglio y Zorraquin SA............................         65,800         4,183
 *Grupo Financiero Galicia SA Series B.................      1,697,935       122,763
 *IRSA Inversiones y Representaciones SA...............      1,229,994       567,314
 *Juan Minetti SA......................................        806,693       122,684
 Ledesma S.A.A.I.......................................        460,539       304,271
 Metrogas SA Series B..................................        176,000        28,960
 *Molinos Rio de la Plata SA Series B..................        307,214       359,987
 *Polledo SA Industrial y Constructora y Financiera....         50,000         5,921
 *Renault Argentina SA.................................      1,105,834       184,720
 *Siderar SAIC Series A................................        645,512       373,371
 Siderca SA Series A...................................      1,815,162     2,231,058
 *Sol Petroleo SA......................................        173,000         9,705
 *Solvay Indupa S.A.I.C................................      1,334,322       499,000
 *Telecom Argentina Stet-France SA Series B............        476,600        87,929
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $18,174,570)...................................                    5,848,558
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $66,687)......................................                       17,645
                                                                        ------------
TOTAL -- ARGENTINA
  (Cost $18,241,257)...................................                    5,866,203
                                                                        ------------
GREECE -- (1.1%)
COMMON STOCKS -- (1.1%)
 Aktor S.A.............................................         80,813       493,761
                                                            SHARES            VALUE+
                                                            ------            ------

 Alfa-Beta Vassilopoulos S.A...........................         26,956  $    289,608
 Alpha Credit Bank.....................................         48,266       706,140
 Alumil Milonas S.A....................................          7,044        38,695
 *Aspis Bank...........................................          8,266        40,620
 Benrubi S.A...........................................          5,358        37,743
 Delta Dairy S.A.......................................         15,617       103,297
 El. D. Mouzakis S.A...................................         37,107       110,240
 General Commercial and Industry.......................         30,070        43,544
 Hellenic Sugar Industry S.A...........................         64,020       386,372
 Hellenic Technodomiki S.A.............................         66,649       400,994
 *Heracles General Cement Co...........................          9,910       108,322
 *Ionian Hotel Enterprises.............................          4,836        45,632
 Katselis Sons S.A.....................................          4,230        21,498
 *Klonatex S.A.........................................         35,120       135,835
 Lanakam S.A...........................................          3,900        12,242
 Mailis (M.J.) S.A.....................................         83,251       463,545
 N. Levederis S.A......................................         10,435        16,378
 National Investment Bank for Industrial Development...         33,812       217,961
 *Notos Com.Holdings S.A...............................         13,939        26,826
 Petzetakis S.A........................................         37,619       161,668
 *Sarantis S.A.........................................         37,714        94,427
 Silver and Baryte Ores Mining Co. S.A.................         31,543       199,798
 Tiletipos S.A.........................................         35,813       144,538
 Uncle Stathis S.A.....................................         13,061        61,010
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $5,986,822)....................................                    4,360,694
                                                                        ------------
PREFERRED STOCKS -- (0.0%)
 *Lanakam Preferred
   (Cost $2,995).......................................            585         1,640
                                                                        ------------
TOTAL -- GREECE
  (Cost $5,989,817)....................................                    4,362,334
                                                                        ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (3.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $14,292,180) to be
   repurchased at $14,081,959
   (Cost $14,080,000)..................................  $      14,080    14,080,000
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $350,401,340)++....                 $367,768,905
                                                                        ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $355,003,846.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost of $350,401).....................  $367,769
Cash........................................................        16
Receivables:
  Dividends, Interest and Tax Reclaims......................     1,420
  Investment Securities Sold................................       155
  Fund Shares Sold..........................................       104
Prepaid Expenses and Other Assets...........................         3
                                                              --------
    Total Assets............................................   369,467
                                                              --------

LIABILITIES:
Deferred Thailand Capital Gains Tax.........................     1,315
Deferred Chilean Repatriation Tax...........................       517
Payable for Securities Purchased............................       819
Accrued Expenses and Other Liabilities......................       150
                                                              --------
    Total Liabilities.......................................     2,801
                                                              --------

NET ASSETS applicable to 25,025,421 shares outstanding $.01
  par value shares (Authorized 200,000,000 shares)..........  $366,666
                                                              ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $  14.65
                                                              ========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $353,450
Accumulated Net Investment Income (Loss)....................      (379)
Accumulated Net Realized Gain (Loss)........................    (2,544)
Accumulated Net Realized Foreign Exchange Gain (Loss).......        20
Unrealized Net Foreign Exchange Gain (Loss).................        67
Deferred Thailand Capital Gains Tax.........................    (1,315)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................    17,367
                                                              --------
    Total Net Assets........................................  $366,666
                                                              ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $559).........         $ 4,097
  Interest..................................................             120
                                                                     -------
        Total Investment Income.............................           4,217
                                                                     -------
EXPENSES
  Investment Advisory Services..............................             167
  Accounting & Transfer Agent Fees..........................             194
  Custodian Fees............................................             215
  Legal Fees................................................              15
  Audit Fees................................................               8
  Directors' Fees and Expenses..............................               2
  Shareholders' Reports.....................................              17
  Other.....................................................              28
                                                                     -------
        Total Expenses......................................             646
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................           3,571
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....             590
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................              20
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............          61,211
  Deferred Thailand Capital Gains Tax.......................          (1,315)
  Translation of Foreign Currency Denominated Amounts.......             (14)
                                                                     -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................          60,492
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $64,063
                                                                     =======

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $  3,571         $  8,991
  Net Realized Gain (Loss) on Investment Securities Sold....               590            4,851
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................                20             (843)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............            61,211          (25,190)
  Deferred Thailand Capital Gains Tax.......................            (1,315)              --
  Translation of Foreign Currency Denominated Amounts.......               (14)             (25)
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            64,063          (12,216)
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................            (3,059)          (7,199)
  Net Realized Gain.........................................            (4,850)         (20,795)
                                                                      --------         --------
        Total Distributions.................................            (7,909)         (27,994)
                                                                      --------         --------
Capital Share Transactions (1):
  Capital Shares Issued.....................................            26,217           26,942
  Shares Issued in Lieu of Cash Distributions...............             7,909           27,994
  Capital Shares Redeemed...................................            (2,710)         (30,906)
                                                                      --------         --------
        Net Increase (Decrease) From Capital Share
          Transactions......................................            31,416           24,030
                                                                      --------         --------
        Total Increase (Decrease)...........................            87,570          (16,180)
NET ASSETS
  Beginning of Period.......................................           279,096          295,276
                                                                      --------         --------
  End of Period.............................................          $366,666         $279,096
                                                                      ========         ========

(1) SHARE AMOUNTS
    Shares issued...........................................             1,868            2,116
    Shares issued In Lieu of Cash Distributions.............               640            2,116
    Shares Redeemed.........................................              (208)          (2,389)
                                                                      --------         --------
                                                                         2,300            1,843
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999         1998         1997
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  12.28      $  14.14     $  20.88     $  14.74     $  16.13     $  15.86
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.16          0.41         0.19         0.22         0.31         0.33
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       2.56         (0.95)       (5.75)        8.62        (1.06)        0.01
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       2.72         (0.54)       (5.56)        8.84        (0.75)        0.34
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.14)        (0.33)       (0.16)       (0.25)       (0.62)       (0.05)
  Net Realized Gains...............      (0.21)        (0.99)       (1.02)       (2.45)       (0.02)       (0.02)
                                      --------      --------     --------     --------     --------     --------
Total Distributions................      (0.35)        (1.32)       (1.18)       (2.70)       (0.64)       (0.07)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  14.65      $  12.28     $  14.14     $  20.88     $  14.74     $  16.13
                                      ========      ========     ========     ========     ========     ========
Total Investment Return............      22.07%#       (4.34)%     (28.02)%      71.69%       (4.80)%       2.12%

Net Assets, End of Period
  (thousands)......................   $366,666      $279,096     $295,276     $360,430     $195,463     $193,805
Ratio of Expenses to Average Net
  Assets...........................       0.39%*        0.52%        0.54%        0.52%        0.64%        0.62%
Ratio of Expenses to Average Net
  Assets (excluding waviers and
  assumption of expenses)..........       0.39%*        0.52%        0.54%        0.52%        0.64%        1.02%
Ratio of Net Investment Income to
  Average Net Assets...............       2.15%*        3.16%        1.46%        1.51%        2.08%        1.87%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       2.15%*        3.16%        1.46%        1.51%        2.08%        1.47%
Portfolio Turnover Rate............         20%*          19%          19%          18%          35%           0%

--------------

*  Annualized

# Non-annualized

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The components of net assets may be adjusted for current period permanent book/tax differences, which arose principally from different book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis.

    The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

    The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2002, the Fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $53,753
Sales.......................................................   30,999

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 93,044
Gross Unrealized Depreciation...............................   (80,279)
                                                              --------
Net.........................................................  $ 12,765
                                                              ========

    Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The Fund realized gains on the sale of passive foreign investment companies of $1,568,173, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

    The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings by the Fund under the line of credit with the domestic custodian bank during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Fund under the line of credit with the international custodian bank during the six months ended May 31, 2002.

G. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Fund were sold at a public offering price which was equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to Paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

    Effective March 30, 2002, the Fund no longer charges reimbursement fees.

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